LOSS BEFORE TAXATION	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
LOSS BEFORE TAXATION

7. LOSS BEFORE TAXATION

The Company’s loss before taxation is arrived at after charging:

	For the Nine Months ended September 30,		For the years ended December 31,
	2025	2024 (Unaudited)	2024	2023
	USD’000	USD’000	USD’000	USD’000
Cost of inventories recognized as expense	-	-	-	1,067
Depreciation expenses	224	95	178	51
Right-of-use asset amortization charge	231	163	235	603
Auditors’ remuneration
– Audit fees	228	267	432	292
Directors’ remuneration
– salaries and related cost	36	36	48	60
– retirement scheme contribution	3	6	5	3
– share-based payments	650	663	888	994
Key management personnel (other than directors)
– salaries and related cost	369	218	443	192
– retirement scheme contribution	38	3	59	18
– share-based payments	360	1,873	3,248	857
Research and development personnel
– salaries and related cost	4	144	84	60
– retirement scheme contribution	-	3	-	-
Other personnel
– salaries and related cost	723	464	904	741
– retirement scheme contribution	72	50	75	85
Total employee benefit expenses	2,255	3,460	5,754	3,010